Related Party Transactions (Details) - Schedule of significant related party transactions - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of significant related party transactions [Abstract]
Bluecap		$ 507